FINANCIAL INSTRUMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	$ 3,419,532	$ 11,779,718		$ 5,401,109
Price Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Asset and liability exposure, description

based on outstanding accounts receivable that were subject to pricing adjustments, a 10% change in metals prices would have an impact on net earnings (loss) of approximately $223,625 (2016 - $581,031, 2015 - $376,543).

Impact on net earning (loss)	$ 223,625	581,031	$ 376,543
Price Risk [Member] | Long-term investments [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Asset and liability exposure, description	a 10% change in market prices would have an impact on net earnings of approximately $3,377 (2016 - $2,672, 2015 – $2,797).
Impact on net earning (loss)	$ 3,377	2,672	2,797
Foreign Currency Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Asset and liability exposure, description	a 10% fluctuation in the US/Mexican and US/Canadian exchange rates would impact the Company’s earnings for the year ended December 31, 2017 by approximately $326,558 (2016 - $350,284, 2015 - $35,342).
Impact on net earning (loss)	$ 326,558	$ 350,284	$ 35,342
Liquidity risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash	3,419,532
Working capital	$ 16,402,359